PLANT AND EQUIPMENT (Schedule of Composition of Carrying Amounts ) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	$ 66,722	$ 68,617
Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	45,113	47,600
BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,893	4,319
GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	15,261	15,354
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,455	1,344
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	52,467	50,099
Land use rights and building [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	35,476	34,160
Land use rights and building [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,094	2,158
Land use rights and building [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	11,762	12,860
Land use rights and building [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,135	921
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,635	2,326
Office equipment [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,886	1,800
Office equipment [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	26	35
Office equipment [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	403	214
Office equipment [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	320	277
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	7,632	8,751
Machinery [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	5,734	6,294
Machinery [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	258	257
Machinery [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,640	2,071
Machinery [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment		129
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,852	1,705
Motor vehicles [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,598	1,521
Motor vehicles [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	22	27
Motor vehicles [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	232	140
Motor vehicles [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment		17
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,136	5,736
Construction in progress [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	419	3,825
Construction in progress [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	493	1,842
Construction in progress [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,224	69
Construction in progress [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment